SIGNIFICANT BALANCE SHEET COMPONENTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Balance Sheet Related Disclosures [Abstract]
Schedule of Property and Equipment

Property and equipment—Property and equipment consisted of the following as of the dates presented (in thousands):

	June 30,	March 31,
	2019	2020
Computers, software and equipment	$10,341	$10,919
Capitalized software	3,387	3,876
Furniture and fixtures	1,859	3,116
Leasehold improvements	2,435	9,076

Property and equipment, gross	18,022	26,987
Less: accumulated depreciation and amortization	(11,465)	(14,670)

Property and equipment, net	$6,557	$12,317

Property and equipment—Property and equipment consisted of the following (in thousands):

	June 30,
	2018	2019
Computers, software and equipment	$9,046	$10,341
Capitalized software	1,831	3,387
Furniture and fixtures	1,535	1,859
Leasehold improvements	2,011	2,435

	14,423	18,022
Less: accumulated depreciation and amortization	(8,475)	(11,465)

Property and equipment, net	$5,948	$6,557

Schedule of Other Accrued and Current Liabilities

Other accrued and current liabilities—Other accrued and current liabilities consisted of the following as of the dates presented (in thousands):

	June 30,	March 31,
	2019	2020
Accrued sales and use tax	$2,881	$4,941
Deferred rent and lease incentives	494	1,189
Accrued license fees	131	454
Non-sufficient funds reserve	147	407
Current portion of a long-term payable for a purchase of software	512	393
Other	2,391	3,510

Total	$6,556	$10,894

Other accrued and current liabilities—Other accrued and current liabilities consisted of the following (in thousands):

	June 30,
	2018	2019
Accrued sales and use tax	$935	$2,881
Current portion of a long-term payable for a purchase of software	494	512
Deferred rent and lease incentives	193	494
Non-sufficient funds reserve	91	147
Accrued license fees	85	131
Other	1,203	2,391

Total	$3,001	$6,556